Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenues：
Total revenues		$ 69,073,374	$ 73,084,448	$ 46,716,505
Cost of revenues		(53,038,855)	(54,705,407)	(33,180,970)
Gross profit		16,034,519	18,379,041	13,535,535
Operating expenses:
Selling and marketing		2,053,194	775,957	576,773
General and administrative		5,979,890	5,553,912	4,742,036
Research and development		449,542	158,657
Total operating expenses		8,482,626	6,488,526	5,318,809
Income from operations		7,551,893	11,890,515	8,216,726
Other income (expenses):
Interest expense		(57,018)	(67,964)	(42,564)
Exchange (loss) gains		(18,107)	280,538	(409,318)
Income (loss) from equity investment		81,150	80,616	(11,504)
Net investment income (loss)		445,271	108,671	(73,253)
Other income, net		171,845	71,850	56,052
Total other income (expenses), net		623,141	473,711	(480,587)
Income before income taxes		8,175,034	12,364,226	7,736,139
Provision for income taxes		184,818	729,506	1,978,217
Net income		7,990,216	11,634,720	5,757,922
Less: net (loss) income attributable to non-controlling interests		(105,655)	(223,870)	35,846
Net income attributable to Leishen Energy Holding Co., Ltd		8,095,871	11,858,590	5,722,076
Comprehensive income
Net income		7,990,216	11,634,720	5,757,922
Foreign currency translation gain (loss)		903,229	492,647	(2,727,448)
Total comprehensive income		8,893,445	12,127,367	3,030,474
Less: comprehensive loss attributable to non-controlling interests		(87,861)	(232,236)	(42,364)
Comprehensive income attributable to Leishen Energy Holding Co., Ltd		$ 8,981,306	$ 12,359,603	$ 3,072,838
Earnings per ordinary share
Basic	[1]	$ 0.52	$ 0.77	$ 0.37
diluted	[1]	$ 0.52	$ 0.77	$ 0.37
Weighted average number of ordinary shares outstanding
Basic	[1]	15,500,000	15,500,000	15,500,000
diluted	[1]	15,500,000	15,500,000	15,500,000
Third Party [Member]
Revenues：
Total revenues		$ 63,509,858	$ 65,553,503	$ 45,202,465
Related Party [Member]
Revenues：
Total revenues		$ 5,563,516	$ 7,530,945	$ 1,514,040

[1]	Gives retroactive effect to reflect the business reorganization in March 2023.